Related parties (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Infinity Satcom Universal Private Limited [Member]
Disclosure of related parties [Line Items]
Name of ultimate parent of group	Infinity Satcom Universal Private Limited
Country of incorporation of entity whose consolidated financial statements have been produced for public use	India
Raju Vegesna Infotech Industries Private Limited [Member]
Disclosure of related parties [Line Items]
Name of parent entity	Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)
Country of incorporation of entity whose consolidated financial statements have been produced for public use	India
Ramanand Core Investment Company Private Limited [Member]
Disclosure of related parties [Line Items]
Name of parent entity	Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)
Country of incorporation of entity whose consolidated financial statements have been produced for public use	India
Sify Technologies Singapore Pte. Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Technologies (Singapore) Pte. Limited
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sify Technologies North America Corporation [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Technologies North America Corporation
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sify Data and Managed Services Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Data and Managed Services Limited
Country of incorporation of subsidiary	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sify Infinit Spaces Limited [Member]
Disclosure of subsidiaries [abstract]
Name of subsidiary	Sify Infinit Spaces Limited
Country of incorporation of subsidiary	India
Proportion of ownership interest in subsidiary	100.00%	100.00%